Investment Objectives and Goals - Innovator Growth Accelerated Plus ETF - April	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth Accelerated Plus ETF® – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 22.80% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from April 1, 2026 through March 31, 2027.